Financial liabilities	12 Months Ended
Dec. 31, 2019
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Financial liabilities

Note 1
2
. Financial liabilities
12.1 Detail of financial liabilities

	As of December 31,	As of December 31,
	2018	2019
	$ in thousands
Lease debt s / Finance lease	1,018	46,540

Total non-current financial liabilities	1,018	46,540

Lease debt s / Fina nce lease	333	1,067

Total current financial liabilities	333	1,067

Trade payables	15,883	29,264
Other current liabilities	8,369	8,497

Total Financial liabilities	25,603	85,368

Certain finance leases were recorded under IAS 17. IFRS 16 “Leases” is applicable for annual periods beginning on or after January 1, 2019. The consequence of the application of this standard is to recognize a right-of-use
and lease liability on the balance sheet, which explains the increase in lease debts as of December 31, 2019.
12.2 Due dates of the financial liabilities

Balance as of December 31, 2019	Discounted amount	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
L ease debts	47,607	1,067	46,540	—

Financial liabilities	47,607	1,067	46,540	—

Trade payables	29,264	29,264	—	—
Other current liabilities	8,497	8,497	—

Total financial liabilities	85,368	38,828	46,540	—